Share-based payment arrangements	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Share-based payment arrangements	Share-based payment arrangements
i)                   Description of the share-based payment arrangements
As at December 31, 2024, the Company has in place an equity-settled share-based payment arrangement, the 2021 Equity Incentive Plan (the “2021 GHL Plan”), under which Company may:
1.issue restricted share units/awards (‘RSUs’); or
2.grant options to purchase its ordinary shares (‘Share Options’); or
3.issue restricted ordinary shares
to selected employees, officers, directors and consultants of the Group and non-employee directors of the Company.
The RSUs and Share Options granted generally vest 25% on each anniversary of the grant, over a four year-period. Certain RSUs granted vest upon grant date. The maximum term of Share Options granted under the 2021 GHL Plan does not exceed ten years from the date of grant. The RSUs and Share Options granted to employees do not have the rights of the ordinary shares until the RSUs and Share Options are vested, exercised and recorded into the register of shareholders of the Company.
During 2022, the Company established the 2021 Equity Stock Purchase Plan ("ESPP") which allows eligible employees to contribute, through payroll deductions, up to 15% of their eligible compensation to purchase the Company’s Class A Ordinary Shares at a 15% discount of the lower of either (i) the closing trading price of the first day of an offering period or (ii) the closing trading price of the purchase date.
In addition to the above arrangements,
•the Company has established a Performance Share Unit ("PSU") plan, under which PSUs may be issued to selected employees, officers, directors, consultants and non-employee directors of the Group and of the Company which generally vest based on specified market and non-market performance conditions, and on completion of a specified period of service; and,
•certain subsidiaries of the Group have also set up certain equity settled share-based payment arrangements for the issuance of restricted share units/awards and share options which generally vest 25% on each anniversary of the grant, over a four year-period.
The share-based payment expense in relation to these arrangements are not material to the Group.
a)Reconciliation of outstanding RSUs
The number of unvested RSUs issued under the 2021 GHL Plan were as follows:

Number of unvested restricted share units
’000
As of December 31, 2021	64,646
Granted	109,016
Vested	(24,343)
Canceled and forfeited	(17,554)
As of December 31, 2022	131,765
Granted	93,731
Vested	(58,348)
Canceled and forfeited	(34,716)
As of December 31, 2023	132,432
Granted	98,607
Vested	(66,630)
Canceled and forfeited	(16,209)
As of December 31, 2024	148,200
As at December 31 of each year in the table above certain RSUs had vested but were not yet registered as ordinary shares.
b)Reconciliation of outstanding Share Options
The number and weighted-average exercise prices of Share Options granted under the 2021 GHL Plan were as follows:

	Number of Share Options	Weighted average exercise price per share	Weighted-average remaining contractual life
	’000	$	(in years)
As of December 31,2021	53,096	1.98	7.8
Issued for acquisition of non-controlling interest	17,910	2.26
Exercised	(12,846)	1.31
Canceled and forfeited	(3,223)	2.15
As of December 31, 2022	54,937	2.22	7.2
Exercised	(2,446)	1.55
Canceled and forfeited	(3,899)	3.29
As of December 31, 2023	48,592	2.17	5.7
Exercised	(7,122)	1.80
Canceled and forfeited	(155)	2.08
As of December 31, 2024	41,315	2.24	4.7

	Number of Share Options	Weighted average exercise price per share
Exercisable as at 31 December	’000	$
2023	44,047	2.19
2024	39,940	2.25
The Share Options outstanding as at December 31, 2024 had an exercise price in the range of $0.28 to $4.03 (2023: $0.28 to $4.03). As at December 31 of each year in the table above, certain share options exercised had not yet been registered as ordinary shares.
c)Restricted ordinary shares
Restricted ordinary shares are issued to certain employees where the vesting of these ordinary shares is dependent on the satisfaction of a combination of service and performance conditions.
During 2024, 4,920 thousand restricted ordinary shares were granted, which are the units that remain outstanding as at December 31,2024. During this period, there were no restricted ordinary shares canceled or forfeited, and 10,337 thousand restricted ordinary shares were vested during the year.
During 2023, there were no restricted ordinary shares granted. There were 481 thousand restricted ordinary shares canceled or forfeited, and 10,817 thousand restricted ordinary shares were vested during the year.
During 2022, there were no restricted ordinary shares granted, canceled or forfeited, and 10,817 thousand restricted ordinary shares were vested during the year.
d)2021 Equity Stock Purchase Plan
During 2024, 4,255 thousand shares (2023: 4,224 thousand shares) were purchased and issued at an average price of $2.81 (2023: $2.89) per share.
ii)                  Share-based payment expenses
The following table summarizes total share-based payment expense by function for the years ended December 31, 2024 , December 31, 2023 and December 31, 2022:

	2024	2023	2022
(in $ millions)	$	$	$
Cost of revenue	52	48	60
Sales and marketing	13	12	14
Research and development	109	97	124
General and administrative	105	147	214
Total	279	304	412
iii)                 Measurement of fair values
a)RSUs
For 2024, 2023 and 2022, the fair value of RSUs granted was determined based on the closing price of the shares on the grant date. The weighted average fair value of RSUs granted during the year ended 2024 was $3.21 (2023: $2.90; 2022: $3.16).
b)Restricted ordinary shares
The fair value of restricted ordinary shares granted during 2024 was determined based on the closing price of the shares on the grant date. The weighted average fair value of restricted ordinary shares granted during the year ended 2024 was $3.21.